General information and basis of presentation - Other changes of the Company's shareholders subsequent to the Recapitalization and Initial Public Offering (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 HKD ($)
General information, recapitalization and basis of presentation.
Issued and paid-in capital		¥ 78,000	¥ 78,000
Renewal term of exclusive equity purchase option agreement		5 years
Expiration term of exclusive equity purchase option agreement		30 days
Jin Tai Yuan Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Issued and paid-in capital | $				$ 355,000,000
Jin Cheng Long Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Issued and paid-in capital | $				402,000,000
OneConnect Financial Technology (HongKong) Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Issued and paid-in capital | $				1
OneConnect Financial Technology (Singapore) Co., Pte. Ltd.
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Issued and paid-in capital | $					$ 47,900,000
PT OneConnect Financial Technology Indonesia
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Issued and paid-in capital | Rp						Rp 10,000,000,000
Ping An OneConnect Bank (Hong Kong) Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Issued and paid-in capital				1			$ 1,200,000,000
Shenzhen OneConnect Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Initial term of exclusive business cooperation agreement		10 years
Vantage Point Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		51.67%	51.67%
Issued and paid-in capital		¥ 13,333,529
Shenzhen OneConnect Information Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		51.00%	51.00%
Issued and paid-in capital		¥ 100,000,000		$ 2,607,502,300
Registered capital		¥ 3,360,000,000
BER Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		80.00%	80.00%
Issued and paid-in capital		¥ 22,950,000
Zhang Tong Shun
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Issued and paid-in capital		¥ 10,000,000
Shenzhen OneConnect
General information, recapitalization and basis of presentation.
Issued and paid-in capital		¥ 1,200,000,000
Shenzhen OneConnect | VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%
Issued and paid-in capital		¥ 543,500,000
Shenzhen CA | VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		98.90%	98.90%
Shanghai OneConnect
General information, recapitalization and basis of presentation.
Issued and paid-in capital		¥ 1,200,000,000
Shanghai OneConnect | Subsidiaries of VIE
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Kechuang
General information, recapitalization and basis of presentation.
Issued and paid-in capital		¥ 4,000,000
Kechuang | Subsidiaries of VIE
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		100.00%	100.00%